GENERAL INFORMATION (Details)	Jun. 30, 2020 Employees Center Facility site
Disclosure of general information [abstract]
Number of production facilities | Facility	28
Number of administrative and commercial sites | site	3
Number of R&D centers | Center	3
Number of employees | Employees	12,400